Inventories - Changes of Allowance for Inventories Valuation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Allowance for inventories valuation, beginning balance	₩ 161,929	₩ 131,642	₩ 216,143
Loss on valuation of inventories	259,678	78,783	54,014
Utilization on sale of inventories	(97,749)	(49,528)	(132,707)
Others	(7,301)	1,032	(5,808)
Allowance for inventories valuation, ending balance	₩ 316,557	₩ 161,929	₩ 131,642